U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
   ANNUAL NOTICE OF SECURITES SOLD
  PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.	Name and address of issuer:
The Glenmede Fund, Inc.
4 Copley Place, 5th Floor
Boston, MA 02116

 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                                                                                     [X]

 3.  Investment Company Act File Number:  811-5577

     Securities Act File Number:  33-22884

 4(a).  Last day of fiscal year for which this Form is filed: October 31, 2010

 4(b).  [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year).  (See
  Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

 4(c).  [  ] Check box if this is the last time the issuer will be filing this Form.

 5.           Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
during the fiscal year pursuant to
,                      section 24(f):                                                                                                $ 6,300,023,170

     (ii)   Aggregate price of securities redeemed
or repurchased during the fiscal year:                                                                                                           $ (6,319,131,501)

     (iii)  Aggregate price of securities redeemed
or repurchased during any PRIOR fiscal
year ending no earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to
the Commission:                                                                                                $ (657,949,804)

     (iv)   Total available redemption credits
[add items 5(ii) and 5(iii)]:                                                                                                           $ (6,977,081,305)

     (v)    Net sales -- if item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(I)]:                                                                                                $ 0

     (vi)                                Redemption credits available for use
in future years -- if Item 5(i) is
less than Item 5(iv) [subtract Item
5(iv) from Item 5(i)]:                                                                                                $ (677,058,135)

     (vii)                                Multiplier for determining registration
fee (See Instruction C.9):                                                                                                x  0.00007130

     (viii)                                Registration fee due [multiply Item 5(v)
by Item 5(vii)] (enter “0” if no fee
                      is due):                                                                                     = $ 0

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  6.   Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
here:                                                                                                  $ 0

 7.   Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer’s fiscal year (see Instruction D):                                                                                                                                          $ 0

 8.  Total of the amount of the registration fee due plus any interest due
     [Item 5(viii) plus Item 7]:                                                                                                                                = $ 0

 9.  Date the registration fee and any interest payment was sent to the
     Commission’s lockbox depository:

Method of Delivery:

[ ]  Wire Transfer
[ ]  Mail or other means

    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                                                                /s/ Mary Ann B. Wirts
Mary Ann B. Wirts, President and Treasurer

Date: December 22, 2010

*Please print the name and title of the signing officer below the signature.

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